UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar year or Quarter Ended: 09/30/2010

Check here if Amendment [ ]: Amendment Number: _____
This Amendment (Check only one): [ ] is a restatement
						   [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name: Summit Global Management, Inc.

Address:9171 Towne Centre Drive
Suite 465
San Diego, CA 92122

Form 13F File number 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Paul Ang
858-546-1777 ext 14

Signature, Place, and Date of Signing:

____________________________  _____________________  ___________
(Signature)                   (City, State)			(Date)

Report Type (check only one):
[X] 13F Holdings Report (if all holdings of this reporting manager are reported)
[ ] 13F Notice (if no holdings reported are in this report-all holdings reported by another manager)
[ ] 13F Combination Report (if a portion of the holdings for this reporting manager are reported and a portion are reported by another manager)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _____________________

Form 13F Information Table Entry Total: ______24________

Form 13F Information Table Value Total: __$146743_____________
								(Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Water Works Inc.(AWK)  COM		030420103    14313 615068.000 SH     Sole               615068.000
CIA Saneamento Basico ADR (SBS) COM		20441A102    12172 267465.000 SH     Sole		267465.000
Veolia Environment ADR(VE)	COM		92334N103    12086 458515.000 SH     Sole		458515.000
ITT Industries (ITT)            COM             450911102    10921 233215.000 SH     Sole               233215.000
IShares Silver Trust(SLV)       COM   		46428Q109    10368 486510.000 SH     Sole	        486150.000
SPDR GOld Trust(GLD)		COM		78463V107    10288  80430.000 SH     Sole		 80430.000
Mueller Industries, Inc(MLI)    COM   		624756102     9094 343308.000 SH     Sole               343308.000
Aqua America, Inc(WTR)          COM   		03836W103     8879 435229.000 SH     Sole		435229.000
ASA Limited(ASA)		COM		G3156P103     8052 265398.000 SH     Sole		265398.000
California Water Service (CWT)  COM		130788102     6623 179250.000 SH     Sole		179250.000
Connecticut Water Service, Inc  COM		207797101     5599 233776.000 SH     Sole               233776.000
Mueller Water Products (MWA)    COM		624758108     5417 1739800.00 SH     Sole		1793800.00
Northwest Pipe Company(NWPX)    COM             667746101     5143 293878.000 SH     Sole               293878.000
Consolidated Water Company(CWCO)COM		G23773107     4862 512838.000 SH     SOle		512838.000
Ishares COMEX Gold Trust (IAU)  COM		464285105     4608 360000.000 SH     SOle		360000.000
SJW Corp.(SJW)                  COM             784305104     4076 165497.000 SH     Sole               165497.000
Ameron International Corp(AMN)  COM             030710107     3691  54318.000 SH     Sole		 54318.000
Artesian Resources Corp (ARTNA) COM		043113208     2890 151537.000 SH     Sole               151537.000
Layne Christensen Co.(LAYN)     COM		521050104     2746 106055.000 SH     Sole               106055.000
Duoyuan Global Water Inc.ADR    COM		266043108     2548 195523.000 SH     Sole               195523.000
Energy Recovery Inc.(ERII)      COM             29270J100     1528 425626.000 SH     Sole               425626.000
Pennichuck Corp.(PNNW)          COM             708254206      311  13524.000 SH     Sole                13524.000
Powershares Global Water(PIO)   COM             73936T623      289  16115.000 SH     Sole                16115.000
Eastern American Natural Gas    COM             276217106      238  10650.000 SH     Sole                10650.000